Warrants - Summary of Derivative Liabilities Value Using Black Scholes Model (Detail) - yr		12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019
Disclosure Of Derivative Liabilities Value Using Black Scholes Model [Line Items]
Risk-Free Interest Rate	1.84%	1.84%
Expected Life of Options (years)	0.95	0.20
Expected Annualized Volatility	88.80%	88.80%
Expected Forfeiture Rate
Expected Dividend Yield